Material Accounting Policies - Disclosure of principal subsidiaries of the company in consolidated financial statements (Details)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of subsidiaries [line items]
Ownership interest	32.89%	100.00%
Canam Alpine Ventures Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	100.00%	100.00%
Minera Canam S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Functional currency	MXN
Ownership interest	100.00%	100.00%
Operaciones Canam Alpine S.A. DE C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Functional currency	MXN
Ownership interest	0.00%	100.00%
Panuco Royalty Corp. (formerly Vizsla Royalty Corp., Vizsla Copper Corp., and 1283303 B.C. Ltd.) [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	32.89%	100.00%
Canam Royalties Mexico, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Functional currency	MXN
Ownership interest	32.89%	100.00%
Vizsla Royalties Corp. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	32.89%	100.00%
Goanna Resources, S.A.P.I. de C.V.[Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Functional currency	MXN
Ownership interest	100.00%	0.00%
Panuco Silver Resources Corp. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	100.00%	0.00%
Sinaloa Minerals Exploration Corp. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	100.00%	0.00%
La Garra Resources Corp. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Functional currency	CAD
Ownership interest	100.00%	0.00%